Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2025	Feb. 28, 2025	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Nov. 13, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Aug. 31, 2021	May 31, 2021	Feb. 28, 2021	Nov. 30, 2020	Oct. 13, 2020
C000220706
Account Value [Line Items]
Account Value	$ 15,278	$ 15,085	$ 15,219	$ 14,706	$ 13,936	$ 13,389	$ 12,167		$ 12,058	$ 11,299	$ 11,027	$ 11,081	$ 10,662	$ 11,269	$ 12,106	$ 12,722	$ 13,015	$ 12,479	$ 11,507	$ 10,590	$ 10,000
C000220704
Account Value [Line Items]
Account Value	15,099	14,918	15,055	14,554	13,798	13,265	12,070		11,973	11,226	10,955	11,027	10,609	11,215	12,061	12,680	12,973	12,457	11,486	10,590	10,000
C000220705
Account Value [Line Items]
Account Value	14,924	14,755	14,903	14,417	13,677	13,157	11,979		11,882	11,149	10,891	10,964	10,558	11,173	12,017	12,639	12,942	12,437	11,476	10,580	10,000
C000244832
Account Value [Line Items]
Account Value	654,848	646,084	651,463	629,048	596,141	572,295	519,944	$ 500,000
Russell 3000 Index
Account Value [Line Items]
Account Value	17,393	17,487	17,828	16,498	15,376	14,878	13,256		13,079	12,052	11,569	11,772	11,397	11,811	12,585	13,198	13,142	12,263	11,207	10,446	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	17,393	17,487	17,828	16,498	15,376	14,878	13,256		13,079	12,052	11,569	11,772	11,397	11,811	12,585	13,198	13,142	12,263	11,207	10,446	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	17,393	17,487	17,828	16,498	15,376	14,878	13,256		13,079	12,052	11,569	11,772	11,397	11,811	12,585	13,198	13,142	12,263	11,207	10,446	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	682,760	686,440	699,825	647,631	603,581	584,038	520,373	500,000
S&P Target Date 2065+ Index
Account Value [Line Items]
Account Value	15,755	15,406	15,462	14,972	14,095	13,614	12,449		12,331	11,602	11,401	11,323	10,936	11,516	12,149	12,495	12,700	12,252	11,301	10,536	10,000
S&P Target Date 2065+ Index
Account Value [Line Items]
Account Value	15,755	15,406	15,462	14,972	14,095	13,614	12,449		12,331	11,602	11,401	11,323	10,936	11,516	12,149	12,495	12,700	12,252	11,301	10,536	10,000
S&P Target Date 2065+ Index
Account Value [Line Items]
Account Value	15,755	15,406	15,462	14,972	14,095	13,614	12,449		$ 12,331	$ 11,602	$ 11,401	$ 11,323	$ 10,936	$ 11,516	$ 12,149	$ 12,495	$ 12,700	$ 12,252	$ 11,301	$ 10,536	$ 10,000
S&P Target Date 2065+ Index
Account Value [Line Items]
Account Value	$ 658,967	$ 644,365	$ 646,715	$ 626,183	$ 589,503	$ 569,420	$ 520,691	$ 500,000